September 2, 2005
Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Gregory S. Belliston, Esq.

Re:	Idenix Pharmaceuticals, Inc.
Registration Statement on Form S-3
File No. 333-127710
Ladies and Gentlemen:
On behalf of Idenix Pharmaceuticals, Inc. (“Idenix” or the “Company”), submitted herewith for filing is Amendment No. 1 (“Amendment No. 1”) to the Registration Statement referenced above (the “Registration Statement”). This Amendment No. 1 is being filed in response to comments contained in a letter dated August 26, 2005 (the “Letter”) from Jeffrey P. Riedler, Esq., of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Jean-Pierre Sommadossi, President and Chief Executive Officer of Idenix. The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter.
General
1.	It appears you were not eligible to use Form S-3 at the time you filed the registration statement. General Instruction I.A.3(b) requires the timely filing of “all reports required to be filed during the twelve calendar months and any portion of a month immediately preceding the filing of the registration statement” (emphasis added). Your Form 10-Q for the quarter ended June 30, 2004 was required to be filed by August 16, 2004. However, it was not filed until August 26, 2005. Therefore, it appears you are ineligible to file on Form S-3 until September 1, 2005. Please either file a pre-effective amendment on Form S-1, or withdraw the Form S-3 and re-file it on or after September 1, 2005. See Division of Corporation Finance Manual of Publicly Available Telephone Interpretations (July 1997) G.25, which is available at www.sec.gov.

Response:	The Company respectfully submits that its Quarterly Report on Form 10-Q for the quarter ended June 30, 2004 (the “Form 10-Q”) was timely filed in accordance with Rule 13a-11 promulgated under the Securities and Exchange Act of 1934, as amended, and therefore the Company is eligible to register its securities on Form S-3. The Company’s Registration Statement on Form S-1 filed in connection with its initial public offering (the “Form S-1”) was declared

Attn: Mr. Belliston
Securities and Exchange Commission
September 2, 2005

effective by the Commission on July 21, 2004. Under Rule 13a-11, the Company was required to file the Form 10-Q within 45 days following the effective date of the Form S-1 or the date the Form 10-Q would have been required to be filed if the Company was a reporting company as of its last fiscal quarter. The Form 10-Q was filed on August 26, 2004, within the 45 day filing period allowed under the rule. Eric Burnett of this firm confirmed the foregoing facts and analysis with Mr. Belliston of the Staff on August 26, 2005.
2.	We note you have two confidential treatment requests that are pending. All comments related to these requests will need to be resolved prior to effectiveness.

Response:	Mr. Belliston of the Staff confirmed to Patty Whalen of this firm by telephone on August 31, 2005 that the Staff has approved the Company’s pending confidential treatment requests.
Selling Stockholders, page 6
3.	We note the statement on page 7 that the Selling Stockholders table “may be expanded or supplemented in prospectus supplements as new information becomes available to us.” Please be advised that you may not use a prospectus supplement to add selling stockholders to the table unless the new seller is a transferee of a seller who was identified in the table pre-effectively. We also note the Selling Stockholders table currently does not identify any sellers.
•	If you do not identify any sellers pre-effectively, you will not be able to use a prospectus supplement to update the table after effectiveness. Please revise the statement to say the sellers will be identified in a post-effective amendment.

•	Alternatively, if you identify sellers pre-effectively, you should revise the statement to acknowledge the fact that you might use a post-effective amendment to update the table.

Response:	The Company has added the Selling Stockholders to the Registration Statement in response to the Staff’s comments. Please see page 7 of the Registration Statement.
If you require additional information, please telephone either the undersigned at the telephone number indicated above, or Eric C. Burnett of this firm at (617) 526-6523.
Sincerely,
/s/ Susan W. Murley

Susan W. Murley

cc (w/encl.):	Andrea J. Corcoran, Esq.
Eric C. Burnett, Esq.